As filed with the Securities and Exchange Commission on March 12, 2010
                                                  File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 391	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 391	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	JESSICA N. BENTLEY, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On April 11, 2010 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 391 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 11, 2010, the effectiveness of the registration statement for the iShares MSCI ACWI ex US Industrials Index Fund (the “Fund”), filed in Post-Effective Amendment No. 231 on April 22, 2009 pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 251 on July 2, 2009, in Post-Effective Amendment No. 268 on July 31, 2009, in Post-Effective Amendment No. 280 on August 28, 2009, in Post-Effective Amendment No. 293 on September 25, 2009, in Post-Effective Amendment No. 315 on October 23, 2009, in Post-Effective Amendment No. 332 on November 20, 2009, in Post-Effective Amendment No. 349 on December 18, 2009, in Post-Effective Amendment No. 359 on January 15, 2010 and in Post-Effective Amendment No. 382 on February 12, 2010, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 391 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 231.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 391 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 12th day of March 2010.

By:
Michael Latham*
President

Date: March 12, 2010

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 391 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee

Date: March 12, 2010

John E. Martinez*
Trustee

Date: March 12, 2010

George G. C. Parker*
Trustee

Date: March 12, 2010

Cecilia H. Herbert*
Trustee

Date: March 12, 2010

Charles A. Hurty*
Trustee

Date: March 12, 2010

John E. Kerrigan*
Trustee

Date: March 12, 2010

Robert H. Silver*
Trustee

Date: March 12, 2010

Darrell Duffie*
Trustee

Date: March 12, 2010

Robert S. Kapito**
Trustee

Date: March 12, 2010

Michael Latham*
President

Date: March 12, 2010

/s/ Jack Gee
Jack Gee
Treasurer

Date: March 12, 2010

*,**By:	/s/ Jack Gee
Jack Gee
Attorney in fact

Date: March 12, 2010

*
Powers of Attorney, each dated February 23, 2009, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, and Darrell Duffie are incorporated herein by reference to Post-Effective Amendment No. 226, filed April 22, 2009.

**	Power of Attorney, dated December 8, 2009, for Robert S. Kapito is incorporated by reference to Post-Effective Amendment No. 354, filed December 28, 2009.